Supply Chain Financing - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Accounts Payable and Accrued Liabilities [Abstract]
Cash pledged as security of guarantees	¥ 212,000